INCOME TAXES - Additional information (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended												36 Months Ended	48 Months Ended	72 Months Ended	108 Months Ended
	Feb. 28, 2022 HKD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021	Feb. 28, 2021 USD ($)	Dec. 31, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2022
Income taxes
Deferred Tax Assets, Valuation Allowance		$ 570,215			$ 186,521
Uncertain tax positions		0			$ 0		$ 0
Unrecognized Tax Benefits		$ 0
Income Tax Statute Of Limitations Special Circumstance Minimum Underpayment Of Tax Liability | ¥			¥ 0.1
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%		25.00%		25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Investment Entities	10.00%	10.00%	10.00%
Hong Kong
Income taxes
Statutory rate - tier one	8.25%	8.25%	8.25%
Taxable Income Under Tier One Tax Rate	$ 2
Statutory rate - tier two	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%									25.00%
Operating Loss Carryforwards		$ 1,296,055
Undistributed earnings		$ 3,112,055			$ 2,583,994
PRC | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | Yidu Huida
Income taxes
HNTE tax rate (as a percent)															15.00%
Key Software Enterprise tax rate (as a percent)										10
PRC | Beijing Xintang Sichuang
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%		15.00%		15.00%									15.00%
Key Software Enterprise tax rate (as a percent)								10	10
PRC | Yizhen Xuesi
Income taxes
Income tax rate (as a percent)				12.50%		12.50%		12.50%
HNTE tax rate (as a percent)													15.00%
PRC | Lebai Information.
Income taxes
Income tax rate (as a percent)	12.50%	12.50%	12.50%		12.50%		12.50%
PRC | Key Software Enterprise | TAL Beijing
Income taxes
Key Software Enterprise tax rate (as a percent)								10	10
PRC | Key Software Enterprise | Yidu Huida
Income taxes
Key Software Enterprise tax rate (as a percent)														10
PRC | High And New Technology Enterprise | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%		15.00%		15.00%
PRC | High And New Technology Enterprise | Yidu Huida
Income taxes
Income tax rate (as a percent)															15.00%
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%		15.00%		15.00%
PRC | Yinghe Youshi
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%		15.00%		15.00%	15.00%	15.00%	15.00%
PRC | Subsequent Event | TAL Beijing
Income taxes
HNTE tax rate (as a percent)																15.00%